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        SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           (Dated February 16, 1999)

                    WARBURG PINCUS SMALL COMPANY GROWTH FUND
                    WARBURG PINCUS POST-VENTURE CAPITAL FUND

The following information supplements certain information in the Prospectus and Statement of Additional Information of each Warburg Pincus fund listed above in the section entitled "Meet the Managers" and " Management of the Funds", respectively:

WARBURG PINCUS SMALL COMPANY GROWTH FUND

Elizabeth B. Dater and Sammy Oh serve as Co-Portfolio Managers of the fund, along with Co-Portfolio Manager Stephen J. Lurito. Ms. Dater joined Warburg in 1978. Mr. Oh joined Warburg in 1997. Previously, Mr. Oh was a vice president with Bessemer Trust from 1995 to 1996, and he was a vice president of Forstmann-Leff from 1993 to 1995.

WARBURG PINCUS POST-VENTURE CAPITAL FUND

Robert S. Janis, formerly Associate Portfolio Manager, serves as Co-Portfolio Manager of the fund, along with Co-Portfolio Manager Elizabeth B. Dater. Stephen
J. Lurito and Christopher M. Nawn no longer serve as Co-Portfolio Manager and Associate Portfolio Manager, respectively.

                                              Dated: March 31, 1999  16-0399 for
                                                                           WPUSS
                                                                           ADSAP